Basis of Presentation and Organization	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Basis of Presentation and Organization [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION
Note 1 – BASIS OF PRESENTATION AND ORGANIZATION

Basis of Presentation
The accompanying condensed consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (“US GAAP”) and with the instructions to Form 10-Q.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to U.S. GAAP rules and regulations for presentation of interim financial information. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the financial statements and the notes thereto, included in the Company’s Annual Report on the Form 10-K/A for the fiscal years ended June 30, 2013 and 2012.  Current and future financial statements may not be directly comparable to the Company’s historical financial statements.  However, except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended June 30, 2013 included in the Company’s Annual Report on Form 10-K/A filed with the Securities and Exchange Commission. The unaudited consolidated financial statements should be read in conjunction with the financial statements included in the Form10-K/A.  In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the nine months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the year ending June 30, 2014.

Note 1 – BASIS OF PRESENTATION AND ORGANIZATION (RESTATED)

Basis of Presentation

Source Financial, Inc., formerly known as The Wiki Group, Inc., (the “Company” or “Source”) was incorporated under the laws of the State of Delaware on June 24, 1988 as Windsor Capital Corp.  Between March 2001 and January 2008 the Company amended and restated its Articles of Incorporation and changed its corporate name to Energy Control Technology, Inc., 5Fifty5.com, Inc., Swap-A-Debt, Inc., WikiLoan, Inc. and finally Wiki Group, Inc. on March 12, 2012.

Moneytech Limited (“Moneytech”) was incorporated under the laws of Australia on September 9, 2003, and (through its wholly owned subsidiaries Moneytech Finance Pty Ltd, mPayments Pty Ltd., Moneytech POS Pty Ltd. and Moneytech Services Pty Ltd.) offers working capital, trade and debtor finance solutions, to small and medium sized businesses in Australia.

On June 30, 2013, Source acquired Moneytech and it’s wholly owned subsidiaries, Moneytech Finance Pty. Ltd., mPayments Pty. Ltd., Moneytech POS Pty. Ltd. and Moneytech Services Pty. Ltd.  Under the terms of the Exchange Agreement, all stockholders of Moneytech received a total of 5,300,000 shares of voting common stock of Source in exchange for all outstanding shares of Moneytech. In addition, pursuant to a separate agreement, the President of Moneytech received 5,000 shares of Preferred Series B Stock.  Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance, rather than a business combination.  That is, the share exchange is equivalent to the issuance of stock by Moneytech for the net monetary assets of Source accompanied by a recapitalization, and is accounted for as a change in capital structure.  Accordingly, the accounting for the share exchange will be identical to that resulting from a reverse acquisition, except no goodwill will be recorded.  Under share reverse takeover accounting, the post reverse acquisition comparative historical financial statements of the legal acquirer, Source are those of the legal acquiree, Moneytech, which is considered to be the accounting acquirer.  Share and per share amounts stated have been retroactively adjusted to reflect the merger.

Organization

Moneytech delivers its product offerings through ‘The Moneytech Exchange’, which is a real-time core banking platform, developed in-house and which continues to be upgraded with the support of the Australian Federal Government’s Research and Development program.

The Moneytech Exchange serves as the backbone of the business in Australia by providing internet banking style access to Moneytech’s customers and back-office systems to Moneytech staff.

The Company offers a range of innovative financial products and services to businesses and consumers in Australia and the United States through its principal operating subsidiaries, Moneytech and WikiTechnologies, Inc. The Company recently formed a new corporation in the United States, Moneytech USA, Inc.

When used in these notes, the terms "Company," "we," "our," or "us" mean Source Financial, Inc. and its subsidiaries.

Restatements

Subsequent to the issuance of the Company's financial statements for the fiscal year ended June 30, 2013, the Company determined that certain shares that had been authorized for issuance prior to the share exchange on June 30, 2013, and presentation of the stockholders’ equity on the consolidated balance sheet had not been properly accounted for in the Company’s financial statements.  Specifically, the number of shares outstanding as of June 30, 2013 was 10,300,000, of which 338,368 were to be issued. The Company also determined that the presentation of certain transactions in the financial statements had not been accounted for properly.  Specifically, the amount of the value available on cards held by consumers in certain gift card and similar programs had been improperly recognized in revenue and cost of revenues.  Also, the provision for income tax and deferred tax was incorrectly calculated.  The Company also used this opportunity to realign operating expenses and cost of revenue to conform to future financials filed.

The shares to be issued were for investor relations and consulting services received by Wiki Technology prior to the reverse merger.  The 179,369 shares to be issued were for investor relations and were recorded at $2.02 per share and expensed.  The 159,000 shares to be issued were for consulting services and were recorded at $1.25 per share and expensed.  These services and expenses were recorded prior to the reverse merger.

The Company has restated the consolidated balance sheet, consolidated statement of operations and comprehensive (loss) income, consolidated statement of stockholders’ equity, consolidated statement of cash flows for the fiscal years ended June 30, 2013 and 2012.

The effects of these restatements and reclassifications are as follows:

BALANCE SHEETS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
TOTAL CURRENT ASSETS	33,919,346	-	33,919,346	35,974,537	-	35,974,537

NON-CURRENT ASSETS
Intangible assets	3,467,872	-	3,467,872	3,512,767	-	3,512,767
Deferred tax asset	2,155,244	(114,156)	2,041,089	988,860	141,594	1,130,454
Property, plant and equipment	684,786	-	684,786	578,136	-	578,136
Other assets	-	-	-	95,973	-	95,973
Goodwill	-	-	-	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	6,307,902	(114,156)	6,193,747	5,244,793	141,594	5,386,387

TOTAL ASSETS	$40,227,248	$(114,156)	$40,113,093	$41,219,330	$141,594	$41,360,924

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Trade and other payables	6,597,747	(1)	6,597,746	5,250,399	-	5,250,399
Wholesale loan facility	24,688,865	-	24,688,865	25,669,388	-	25,669,388
Cash reserve	703,003	-	703,003	2,731,094	-	2,731,094
TOTAL CURRENT LIABILITIES	31,989,615	(1)	31,989,614	33,650,881	-	33,650,881

NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	218,574	-	218,574	45,665	-	45,665

TOTAL LIABILITIES	32,208,189	(1)	32,208,188	33,696,546	-	33,696,546

EQUITY
Preferred stock	50	-	50	50	-	50
Common stock	530,000	-	530,000	996,164	(1)	996,163
Common stock to be issued	-	-	-	-	33,837	33,837
Additional paid-in capital	14,639,149	1	14,639,150	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(244,289)	(8,769)	(253,058)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,905,851)	(105,386)	(7,011,237)	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	8,019,059	(114,154)	7,904,905	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,227,248	$(114,155)	$40,113,093	$41,219,330	$141,594	$41,360,924

STATEMENTS OF OPERATIONS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June, 30 2012	June, 30 2012	June 30, 2013	June 30, 2013	June 30, 2013
Revenue	$4,171,622	$-	$4,171,622	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	2,622,383	92,844	2,715,227	3,700,918	(699,345)	3,001,573
Gross profit	1,549,239	(92,844)	1,456,395	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	807,671	(960)	806,711	859,754	(129,486)	730,268
Research and development expense	199,144	-	199,144	472,229	-	472,229
Bad debt expenses	78,038	-	78,038	393,774	-	393,774
Occupancy expenses	254,145	(33,145)	221,000	276,615	(22,483)	254,132
Depreciation expense	129,246	(92,844)	36,402	169,743	(93,899)	75,844
General and administration expenses	207,629	19,307	226,936	99,251	151,969	251,220
Total operating expenses	1,675,873	(107,642)	1,568,231	2,271,366	(93,899)	2,177,467
(loss) Income from operations	(126,634)	14,798	(111,836)	126,090	-	-

Other income / (expense)
Interest income	109,899	-	109,899	114,309	-	114,309
Research and development grant	302,876	-	302,876	526,962	-	526,962
Other (expense) income	-	(14,797)	(14,797)	(182,566)	-	(182,566)
Finance costs	(28,555)	-	(28,555)	(16,797)	-	(16,797)
Total other income	384,220	(14,797)	369,423	441,908	-	441,908
(Loss) income from operations before income taxes	257,586	1	257,587	567,998	-	567,998
Income tax expense	-	179,647	179,647	579,844	(274,598)	305,246
Net (loss) income	257,586	(179,646)	77,940	(11,846)	274,598	262,752
Other comprehensive income	(253,444)	164	(253,280)	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$4,142	$(179,482)	$(175,340)	$(819,701)	$255,749	$(563,952)

Net income (loss) per share:
Basic	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049
Diluted	$0.049	$(0.034)	$0.015	$(0.002)	$0.052	$0.049

STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated	Reported	Adjustments	Restated
	June 30, 2012	June 30, 2012	June 30, 2012	June 30, 2013	June 30, 2013	June 30, 2013
Net income (loss)	$257,586	$(179,646)	$77,940	$(11,846)	$274,598	$262,752
Adjustments to reconcile net loss to net cash used in operating activities:

Depreciation & amortization	594,011	-	594,011	697,017	-	697,017
(Increase) / decrease in assets:
Trade receivables	(7,765,220)	-	(7,765,220)	(3,555,934)	-	(3,555,934)
Inventories	3,440	-	3,440	(120,644)	-	(120,644)
Deferred tax assets	-	179,646	179,646	579,844	(274,598)	305,246
Other assets	(862,462)	-	(862,462)	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	3,737,665	-	3,737,665	(769,094)	-	(769,094)
Net cash used in operating activities	(4,034,980)	-	(4,034,980)	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(790,967)	-	(790,967)	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING
ACTIVITIES
Net cash provided by financing activities	7,751,988	-	7,751,988	6,096,650	-	6,096,650

Net cash provided by operations	2,926,041	-	2,926,041	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(163,975)	-	(163,975)	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	2,762,066	-	2,762,066	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period	2,854,959	-	2,854,959	5,617,025	-	5,617,025

Cash and cash equivalents at the end of the period	5,617,025	-	5,617,025	7,205,827	-	7,205,827

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-	$-	$-	$-
Interest payments	$1,711,920	$-	$1,711,920	$1,905,471	$-	$1,905,471